Segment and Geographic Information - Summary of Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 58,158	$ 41,460
United States [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	29,192	19,111
United Kingdom [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	17,867	15,350
South Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	8,781	5,775
Other [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 2,318	$ 1,224